Income and related expenses (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Credit and prepaid card income	$ 1,720,278	$ 1,380,577	$ 1,187,857
Late fees	385,005	287,483	180,688
Insurance commission	35,530	29,098	24,394
Other fee and commission income	199,245	188,874	196,325
Total fee and commission income	$ 2,340,058	$ 1,886,032	$ 1,589,264